Shareholders' Equity - Summary of Number of Stock Options Outstanding, the Weighted Average of Options Outstanding, and the Exercise Price of Stock Options Outstanding (Detail)
$ / shares in Units, $ in Thousands
	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement	3,518,335	3,130,000	3,640,000
Number of share options exercisable in share-based payment arrangement	1,972,223	2,183,334
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 3.26	$ 4.17	$ 4.40
April 13, 2020
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement	585,000
Number of share options exercisable in share-based payment arrangement	585,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 4.66
October 14, 2020
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement	100,000
Number of share options exercisable in share-based payment arrangement	100,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 4.21
December 10, 2020
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement	295,000
Number of share options exercisable in share-based payment arrangement	295,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 3.57
June 30, 2021
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement	100,000
Number of share options exercisable in share-based payment arrangement	100,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 6.35
November 3, 2021
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement	100,000
Number of share options exercisable in share-based payment arrangement	100,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 6.96
February 5, 2022
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement	100,000
Number of share options exercisable in share-based payment arrangement	100,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 5.86
December 21, 2022
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement	908,335
Number of share options exercisable in share-based payment arrangement	605,556
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 3.48
June 30, 2023
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement	200,000
Number of share options exercisable in share-based payment arrangement	66,667
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 3.30
June 30, 2023
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement	40,000
Number of share options exercisable in share-based payment arrangement	20,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 3.30
December 27, 2024
Disclosure of Shareholder's Equity [Line Items]
Number of share options outstanding in share-based payment arrangement	1,090,000
Number of share options exercisable in share-based payment arrangement	0
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 1.30
Black scholes [Member]
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $	$ 3,542
Black scholes [Member] | April 13, 2020
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $	925
Black scholes [Member] | October 14, 2020
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $	133
Black scholes [Member] | December 10, 2020
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $	332
Black scholes [Member] | June 30, 2021
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $	120
Black scholes [Member] | November 3, 2021
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $	214
Black scholes [Member] | February 5, 2022
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $	171
Black scholes [Member] | December 21, 2022
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $	967
Black scholes [Member] | June 30, 2023
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $	203
Black scholes [Member] | June 30, 2023
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $	41
Black scholes [Member] | December 27, 2024
Disclosure of Shareholder's Equity [Line Items]
Weighted average fair value at measurement date, share options granted | $	$ 436